Equity (Schedule of Stock Option Activity) (Details) - $ / shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Number of Options
Balance, beginning	3,330,953
Exercised	(17,402)	(35,769)
Forfeited	(187,859)
Balance, ending	3,125,692
Exercisable	1,408,599
Weighted Average Exercise Price
Balance, beginning	$ 31.53
Exercised	17.26
Forfeited	27.93
Balance, ending	31.83
Exercisable	$ 43.15